Loss Per Share - Additional Information (Detail)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Shares issued to depository bank (in shares)	1,000,000	1,000,000